TRADE AND OTHER ACCOUNTS PAYABLES (Details) - Schedule of composition of accrued liabilities - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of composition of accrued liabilities [Abstract]
Aircraft and engine maintenance		$ 460,082	$ 292,793
Accrued personnel expenses		72,696	118,199
Accounts payable to personnel	[1]	2,186	91,153
Others accrued liabilities	[2]	29,362	49,425
Total accrued liabilities		$ 564,326	$ 551,570

[1]	Profits and bonus participation (Note 23 letter b).
[2]	See Note 22.